Annual Operating Expenses {- Fidelity Freedom® Income Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-14 - Fidelity Freedom® Income Fund - Fidelity Freedom Income Fund - Retail Class	May 29, 2021
Operating Expenses:
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.47%	[1]

[1]	(a)Adjusted to reflect current fees.